Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,386,029.77
Total Fee Amount	2,815.31
Total Offset Amount	0.00
Net Fee	$ 2,815.31
Offering Table N/A
Offset Table N/A	N/A